March 3, 2009

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen International Trust (the “Trust")

Evergreen Precious Metals Fund (the "Fund")

Post-Effective Amendment No. 36 to Registration Statement

No. 333-42195/811-08553

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Fund’s prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 36 to Registration Statement No. 333-42195/811-08553) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 27, 2009.

If you have any questions or would like further information, please call Nate Whiteley at (617) 210-3655

Very truly yours,

/s/ Maureen Towle

Maureen Towle